Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.650% Notes due 2031
Amount Registered | shares	1,101,402,452.46
Maximum Aggregate Offering Price	$ 1,095,212,570.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,248.86
Offering Note	The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from CAD to U.S. Dollars based upon the U.S. Dollar to CAD exchange rate as of 12:30 PM (New York City time) on May 5, 2026 on the Bloomberg page "BFIX" of 1.00 U.S. Dollar to 1.3619 CAD.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2033
Amount Registered | shares	1,468,536,603.27
Maximum Aggregate Offering Price	$ 1,465,951,978.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 202,447.97
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2036
Amount Registered | shares	1,652,103,678.68
Maximum Aggregate Offering Price	$ 1,646,519,568.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 227,384.35
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2056
Amount Registered | shares	2,019,237,829.5
Maximum Aggregate Offering Price	$ 1,999,691,607.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,157.41
Offering Note	See Note 1.